SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Class A common stocks reflected in the condensed balance sheets are reconciled

At March 31, 2022 and December 31, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	$(5,290,000)
Class A common stock issuance at cost	$(1,479,418)
Plus:
Accretion of carrying value to redemption value	$7,919,418
Class A common stock subject to possible redemption	$116,150,000

At December 31, 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	$(5,290,000)
Class A common stock issuance at cost	$(1,479,418)
Plus:
Accretion of carrying value to redemption value	$7,919,418
Class A common stock subject to possible redemption	$116,150,000

Reconciliation of net loss per common share

			Basic Dilutive		Dilutive
	Three Months Ended		Three Months Ended		Three Months Ended
	March 31, 2022		March 31, 2021		March 31, 2021
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$897,750	$224,437	$2,675,902	$1,177,979	$2,623,919	$1,229,962
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	2,875,000	6,133,333	2,700,000	6,133,333	2,875,000

Basic and diluted net income per common stock	$0.08	$0.08	$0.44	$0.44	$0.43	$0.43

			For the Period from August 5,
	Year Ended		2020 (Inception) Through
	December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$2,539,677	$704,529	$—	$(5,476)
Denominator:
Basic weighted average shares outstanding	10,208,219	2,831,849	—	2,500,000
Basic net income (loss) per common share	$0.25	$0.25	$—	$(0.00)

			For the Period from August 5,
			2020 (Inception) Through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$2,531,301	$712,905	$—	$—
Denominator:
Diluted weighted average shares outstanding	10,208,219	2,875,000	—	—
Diluted net income per common share	$0.25	$0.25	$—	$—